COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS
Schedule of undiscounted commitments and contractual obligations

	Less than 1 year	1 to 3 years	4 to 5 years	Total
Accounts payable and accrued liabilities	$2,109,193	$—	$—	$2,109,193
2022 Debentures	5,430,859	—	—	5,430,859
Flow-through share premium liabilities	4,695,312	—	—	4,695,312
Purepoint Joint Venture advances	3,000,000	—	—	3,000,000
Lease liabilities	197,976	248,891	54,413	501,280
Asset retirement obligations	—	—	2,427,892	2,427,892
	$15,433,340	$248,891	$2,482,305	$18,164,536

Schedule of funding commitments

	December 31,	December 31,
	2025	2024
Balance, opening	$1,355,210	$—
Liability incurred on flow-through shares issued	8,002,950	3,680,000
Settlement of flow-through share liabilities on expenditures	(4,662,848)	(2,324,790)
Balance, closing	$4,695,312	$1,355,210